FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2012 and 2011, respectively:

	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$14,841	$-	$14,841
Foreign currency derivative contracts	-	1,624	-	1,624

Total financial assets	$-	$16,465	$-	$16,465

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$17,580	$-	$17,580
Foreign currency derivative contracts	-	(638)	-	(638)

Total financial assets	$-	$16,942	$-	$16,942